UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):       [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            OKUMUS Capital, L.L.C.
Address:         850 Third Avenue, 10th Floor
                 New York, NY 10022
13F File Number:  028-06641

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


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

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ahmet H. Okumus

Title:  Managing Member and Chief Investment Officer

Phone:  212-201-2650
Signature, Place, and Date of Signing:

    /s/Ahmet H. Okumus       New York, New York    February 13, 2003

Report Type (Check only one.):
[X]   13F HOLDINGS REPORT.
[ ]   13F NOTICE.
[ ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:    NONE.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        3
Form 13F Information Table Entry Total:   9
Form 13F Information Table Value Total:   $227,724,072

List of Other Included Managers:          OKUMUS Advisors, LLC
                                          OKUMUS Technology Advisors, LLC
                                          OKUMUS Market Neutral Advisors, LLC

                                                     FORM 13F INFORMATION TABLE

     INVESTMENT MANAGER: OKUMUS CAPITAL, L.L.C.
     PORTFOLIO OF SECURITIES AS OF DECEMBER 31, 2002

                              TITLE                             SHRS/    SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER               OF CLASS    CUSIP     VALUE      PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE       SHARED    NONE
--------------               --------    -----     -----      -------    ---  ----  ----------  --------   ----       ------    ----


ADAPTEC Inc                    COM     00651F108   6,122,956   1,083,709   SH       SOLE                  1,083,709
Compuware Corp.                COM     205638109 116,715,307  24,315,689   SH       SOLE                 24,315,689
LSI Logic Corp                 COM     502161102  53,733,777   9,312,613   SH       SOLE                  9,312,613
Manugistics Group Inc          COM     565011103   3,084,598   1,285,249   SH       SOLE                  1,285,249
Net Perceptions Inc.           COM     64107U101     914,802     662,900   SH       SOLE                    662,900
Parametric Technology Corp     COM     699173100   3,673,110   1,457,583   SH       SOLE                  1,457,583
Retek Inc                      COM     76128Q109     790,432     290,600   SH       SOLE                    290,600
Siebel Systems Inc             COM     826170102  40,469,752   5,433,700   SH       SOLE                  5,433,700
Skillsoft Plc                SPR ADR   830928107   2,219,338     807,032   SH       SOLE                    807,032
                         TOTAL                   227,724,072
